INCOME TAXES (Details 1) (USD $)	Aug. 31, 2014	Aug. 31, 2013
Deferred tax asset:
Net operating loss carryfowards	$ 3,520,253	$ 2,948,177
Stock compensation	1,486,689	1,264,291
Assets, exploration cost, depreciation and amortization	3,452,684	3,299,156
Less: valuation allowance	$ (8,459,626)	$ (7,511,624)